EQUITY	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
EQUITY	NOTE 4 – EQUITY The Company operates as a limited liability company. As of March 31, 2022 and December 31, 2021, the balance of the Members’ Deficit was $1,670 and $4,726, respectively.			NOTE 4 – EQUITY The Company operates as a limited liability company. As of December 31, 2021 and December 31, 2020, the balance of the Members’ Deficit was $4,726 and $4,726.
Iqi Media Inc [Member]
EQUITY	NOTE 4 – EQUITY The Company operates as a Sub-Chapter S corporation. As of March 31, 2022 and December 31, 2021, the balance of the Members’ Deficit was $66,073 and $59,142, respectively.			NOTE 4 – EQUITY The Company operates as a Sub-Chapter S corporation. As of December 31, 2021 and December 31, 2020, the balance of the Members’ Deficit was $59,142 and $34,028.
Winvest Group Ltd [Member]
EQUITY

NOTE 3 – EQUITY

Common Stock

The Company has authorized 4,500,000,000 shares of $0.001 par value, common stock. As of December 31, 2021 and May 31, 2021, there were 16,513,983 and 2,081,719 shares of Common Stock issued and outstanding.

Preferred Stock

As of December 31, 2021 the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of December 31, 2021 and May 31, 2021 there were 227,838,680 and 300,000,000 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock. These 300,000,000 preferred shares were original issued to Custodian Ventures for services performed and resulted in a stock based compensation charge to operations of $2,469,659. These preferred shares were then subsequently sold to Winvest Group-see NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS to the financial statements. Prior to the Company’s reverse split and during the year ended December 31, 2021, the holders of Preferred Stock converted 72,161,320 preferred shares into 3,608,066,021 pre-split common shares. After the 1 for 250 reverse split, the post- split shares amounted to 14,432,264 common shares.

Winvests Group Ltd [Member]
EQUITY

NOTE 5 – EQUITY

Common Stock

As of June 30, 2022, the Company had 4,500,000,000 authorized shares of Common Stock with a par value of $0.001. As of June 30, 2022, and December 31, 2021 there were 17,411,217 and 16,510,563 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

As of June 30, 2022 the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of June 30, 2022 and December 31, 2021 there were 227,838,680 and 227,838,680 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock.